SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Abstract]
Cash and cash equivalents

Cash and cash equivalents — Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents. Management has designated cash reserves of $5,587 and $10,583 as of March 31, 2016 and December 31, 2015, respectively, to be utilized for the settlement of certain unsecured claims related to the Company’s emergence from bankruptcy. Such cash reserves, which are considered restricted cash due to management’s intent regarding these funds, are included in restricted cash in the current assets section of the condensed consolidated balance sheet based on management’s estimate of when these funds are likely to be disbursed. Such restricted cash reserves will be subject to adjustment based upon the settlement of claims. Additionally, restricted cash as of March 31, 2016 and December 31, 2015 includes $8,989 of legally restricted cash relating to the OIN Facilities (as defined in Note 9, “Debt”). Such restricted cash reserves are included in the non-current assets section of the condensed consolidated balance sheet. Activity relating to restricted cash is reflected in investing activities in the condensed consolidated statements of cash flow.

Cash and cash equivalents — Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents. Management has designated cash reserves of $10,583 and $53,085 as of December 31, 2015 and December 31, 2014, respectively, to be utilized for the settlement of certain unsecured claims related to the Company’s emergence from bankruptcy. Such cash reserves, which are considered restricted cash due to management’s intent regarding these funds, are included in restricted cash in the current assets section of the consolidated balance sheet based on management’s estimate of when these funds are likely to be disbursed. Such restricted cash reserves will be subject to adjustment based upon the settlement of claims. Additionally, restricted cash as of December 31, 2015 and December 31, 2014 includes $8,989 and $70,093, respectively, of legally restricted cash relating to the OIN Facilities (as defined in Note 10, “Debt”). Such restricted cash reserves are included in the non-current assets section of the consolidated balance sheet. Prior to its amendment on June 3, 2015, the OIN Facilities stipulated that if annual aggregate cash proceeds of OIN asset sales exceed $5,000, cash proceeds from each such sale were required to be reinvested in vessels within twelve months of such sale or used to prepay the principal balance outstanding of the OIN Facilities. The June 3, 2015 amendment removed the restriction for cash proceeds of specified OIN asset sales prior to the effective date of the amendment. Activity relating to restricted cash is reflected in investing activities in the condensed consolidated statements of cash flow.

Inventories		Inventories —Inventories, which consists principally of fuel, are stated at cost determined on a first-in, first-out basis.
Vessels, vessel lives, deferred drydocking expenditures and other property
3.

Vessels, vessel lives, deferred drydocking expenditures and other property —Vessels are recorded at cost and are depreciated to their estimated salvage value on the straight-line basis over the lives of the vessels, which are generally 25 years. Each vessel’s salvage value is equal to the product of its lightweight tonnage and an estimated scrap rate of $300 per ton.

Other property, including buildings and leasehold improvements, are recorded at cost and amortized on a straight-line basis over the shorter of the terms of the leases or the estimated useful lives of the assets, which range from three to 35 years.

Interest costs are capitalized to vessels during the period that vessels are under construction however, no interest was capitalized during 2015, 2014 or 2013.

Expenditures incurred during a drydocking are deferred and amortized on the straight-line basis over the period until the next scheduled drydocking, generally two and a half to five years. The Company only includes in deferred drydocking costs those direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.

The carrying value of each of the Company’s vessels represents its original cost at the time it was delivered or purchased less depreciation calculated using estimated useful lives from the date such vessel was originally delivered from the shipyard or from the date (as in the case of certain of the Company’s ATBs) a vessel was rebuilt. A vessel’s carrying value is reduced to its new cost basis (i.e., its current fair value) if a vessel impairment charge is recorded.

If the estimated economic lives assigned to the Company’s vessels prove to be too long because of new regulations, a prolonged weak market environment, a broad imposition of age restrictions by the Company’s customers, or other future events, it could result in higher depreciation expense and impairment losses in future periods related to a reduction in the useful lives of any affected vessels. In evaluating various impairment indicators that existed at September 30, 2015 (See Note 6, “Vessels, Deferred Drydock and Other Property”), management currently believes it is more likely than not that the Company will scrap six of its rebuilt ATBs at the time of their next scheduled drydock special survey date rather than make the significant capital expenditures necessary to comply with regulatory requirements. Accordingly, the remaining useful lives for such ATBs were adjusted on a prospective basis beginning on October 1, 2015. This reduction in useful lives is expected to increase depreciation expense by approximately $3,600 per quarter or $14,400 per year for the U.S. Flag segment and on a consolidated basis after September 30, 2015.

Impairment of long-lived assets

Impairment of long-lived assets —The carrying amounts of long-lived assets held and used by the Company are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In such instances, an impairment charge would be recognized if the estimate of the undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the asset’s carrying amount. This assessment is made at the individual vessel level since separately identifiable cash flow information for each vessel is available. The impairment charge, if any, would be measured as the amount by which the carrying amount of a vessel exceeded its fair value. A long-lived asset impairment charge results in a new cost basis being established for the relevant long-lived asset.

Impairment of long-lived assets —The carrying amounts of long-lived assets held and used by the Company are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. In such instances, an impairment charge would be recognized if the estimate of the undiscounted future cash flows expected to result from the use of the asset and its eventual disposition is less than the asset’s carrying amount. This assessment is made at the individual vessel level since separately identifiable cash flow information for each vessel is available. The impairment charge, if any, would be measured as the amount by which the carrying amount of a vessel exceeded its fair value. A long-lived asset impairment charge results in a new cost basis being established for the relevant long-lived asset. See Note 6, “Vessels,” for further discussion on the impairment tests performed on certain of our vessels during the three years ended December 31, 2015.

Goodwill and intangible assets
5.

Goodwill and intangible assets —Goodwill and indefinite lived intangible assets acquired in a business combination are not amortized but are reviewed for impairment annually or more frequently if impairment indicators arise. Intangible assets with estimable useful lives are amortized over their estimated useful lives and are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of the intangible may be impaired.

The Company’s intangible assets at December 31, 2015 and 2014 consisted of long-term customer relationships acquired as part of the 2006 purchase of Maritrans, Inc. (a component of the U.S. Flag business segment). The long-term customer relationships are being amortized on a straight-line basis over 20 years. The Company’s January 2014 announcement of its plans to (i) outsource the technical and commercial management of substantially all of its International Flag fleet and (ii) to exit the full service International Crude Tankers Lightering business by September 30, 2014 were determined to be triggering events warranting an interim impairment test of the $9,589 December 31, 2013 carrying value of Goodwill related to the acquisition of the Heidmar Lightering business as well as all the long-lived assets utilized in the International Crude Tankers Lightering business. To measure fair value, the Company reduced its estimates of future cash flows from this business to reflect consideration of the above new factors. The Company recorded a goodwill impairment charge of $9,589 in the quarter ended December 31, 2013.

See Note 9, “Intangible Assets,” for further information on intangible assets impairment charges recognized during the three years ended December 31, 2015.

Deferred finance charges

Deferred finance charges — Finance charges incurred in the arrangement and amendment of debt are deferred and amortized to interest expense on either an effective interest method or straight-line basis over the life of the related debt.

Unamortized deferred finance charges of $2,690 and $2,922 relating to the OBS ABL Facility and OIN Revolver Facility (each, as defined in Note 9) are included in other assets in the condensed consolidated balance sheets as of March 31, 2016 and December 31, 2015, respectively. Unamortized deferred financing charges of $33,859 and $41,020 relating to the OBS Term Loan and OIN Term Loan (each, as defined in Note 9) and $3,168 and $3,523 relating to the Unsecured Senior Notes are included in long-term debt (reflecting the adoption of ASU No. 2015-03 discussed below) in the condensed consolidated balance sheets as of March 31, 2016 and December 31, 2015, respectively.  Interest expense relating to the amortization of deferred financing charges amounted to $3,322, and $2,501 for the three months ended March 31, 2016 and 2015, respectively.

6.

Deferred finance charges —Finance charges incurred in the arrangement and amendment of debt are deferred and amortized to interest expense on either an effective interest method or straight-line basis over the life of the related debt.

Unamortized deferred finance charges of $41,020 and $44,741 relating to the term loan Exit Financing Facilities and $3,523 and $0 relating to the Unsecured Senior Notes are included as reductions to long-term debt in the consolidated balance sheets as of December 31, 2015 and 2014, respectively. Additionally, unamortized deferred finance charges of $2,922 and $3,445 relating to the revolving Exit Financing Facilities are included in other assets in the consolidated balance sheets as of December 31, 2015 and 2014, respectively. Interest expense relating to the amortization of deferred financing costs amounted to $10,989 in 2015,  $3,973 in 2014,  $0 in 2013.

As of December 2013, the Company had determined that it was more likely than not that the Unsecured Revolving Credit Facility and the Secured Term Loan facilities would not exist in the post emergence period and therefore the related aggregate unamortized deferred financing costs of $4,603 were written off and recorded as a charge to reorganization items, net in the consolidated statement of operations for the year ended December 31, 2013.

As of December 2013, liabilities subject to compromise included reserves for estimated allowed claims relating to the Company’s Unsecured Senior Notes due in 2013, 2018 and 2024. Under ASC 852, original issue discounts and deferred financing costs were viewed as part of the valuation of the pre-petition debt that was subject to compromise. Therefore, the Company recorded charges of $2,909 and $5,914 as reorganization items in the consolidated statement of operations for the year ended December 31, 2014 for unamortized original issue discount and unamortized deferred financing costs related to the Unsecured Senior Notes since such Unsecured Senior Notes were reinstated at the full amount of face value outstanding.

Revenue and expense recognition
7.

Revenue and expense recognition —Revenues from time charters and bareboat charters are accounted for as operating leases and are thus recognized ratably over the rental periods of such charters, as service is performed. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage, calculated on a discharge-to-discharge basis and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. OSG does not begin recognizing voyage revenue until a charter has been agreed to by both the Company and the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Under voyage charters, expenses such as fuel, port charges, canal tolls, cargo handling operations and brokerage commissions are paid by the Company whereas, under time and bareboat charters, such voyage costs are paid by the Company’s customers.

For the Company’s vessels operating in pools, revenues and voyage expenses are pooled and allocated to each pool’s participants on a time charter equivalent (“TCE”) basis in accordance with an agreed-upon formula. Such TCE revenues are reported as pool revenues in the accompanying consolidated statement of operations. For the pools in which the Company participates, management monitors, among other things, the relative proportion of the Company’s vessels operating in each of the pools to the total number of vessels in each of the respective pools, and assesses whether or not OSG’s participation interest in each of the pools is sufficiently significant so as to determine that OSG has effective control of the pool. Management determined that as of June 30, 2013, it had effective control of one of the pools in which the Company participated. Such pool was not a legal entity but operated under a contractual agreement. Therefore, effective July 1, 2013 and through to June 30, 2014, when the Company exited this pool, the Company’s allocated TCE revenues for such pool were reported on a gross basis as voyage charter revenues and voyage expenses in the consolidated statement of operations. The impact of this method of presenting earnings for this pool was an increase in both voyage charter revenues and voyage expenses of $40,454 and $70,817 for the years ended December 31, 2014 and 2013, respectively.

Concentration of Credit Risk

Concentration of Credit Risk — Financial instruments that potentially subject the Company to concentrations of credit risk are voyage receivables due from charterers and pools in which the Company participates. During the three months ended March 31, 2016 and 2015, the Company did not have any individual customers who accounted for 10% or more of its revenues apart from the pools in which it participates. The pools in which the Company participates accounted in aggregate for 83% and 77% of consolidated voyage receivables at March 31, 2016 and December 31, 2015, respectively.

8.

Concentration of Credit Risk — Financial instruments that potentially subject the Company to concentrations of credit risk are voyage receivables due from charterers and pools in which the Company participates. With respect to voyage receivables, the Company limits its credit risk by performing ongoing credit evaluations. Voyage receivables reflected in the consolidated balance sheets as of December 31, 2015 and 2014 are net of an allowance for doubtful accounts of $447 and $352, respectively. The provisions for doubtful accounts for the years ended December 31, 2015, 2014 and 2013 were not material.

During the three years ended December 31, 2015, the Company did not have any individual customers who accounted for 10% or more of its revenues apart from the pools in which it participates. The pools in which the Company participates accounted for 77% of consolidated voyage receivables at December 31, 2015 and 2014. During the year ended December 31, 2015, the Company increased both the number of vessels placed in pools for commercial management and the number of pools in which it participates.

Derivatives
9.

Derivatives —ASC 815, Derivatives and Hedging , requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not effective hedges must be adjusted to fair value through earnings. If the derivative is an effective hedge, depending on the nature of the hedge, a change in the fair value of the derivative is either offset against the change in fair value of the hedged item (fair value hedge), or recognized in other comprehensive income/(loss) and reclassified into earnings in the same period or periods during which the hedge transaction affects earnings (cash flow hedge). The ineffective portion (that is, the change in fair value of the derivative that does not offset the change in fair value of the hedged item) of an effective hedge and the full amount of the change in fair value of derivative instruments that do not qualify for hedge accounting are immediately recognized in earnings.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as cash flow hedges to forecasted transactions. The Company also formally assesses (both at the hedge's inception and on an ongoing basis) whether the derivatives that are used in hedging transactions have been highly effective in offsetting changes in the cash flows of hedged items and whether those derivatives may be expected to remain highly effective in future periods. When it is determined that a derivative is not (or has ceased to be) highly effective as a hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item such as forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised; (3) it is no longer probable that the forecasted transaction will occur; or (4) management determines that designating the derivative as a hedging instrument is no longer appropriate or desired.

When the Company discontinues hedge accounting because it is no longer probable that the forecasted transaction will occur in the originally expected period, the gain or loss on the derivative remains in accumulated other comprehensive loss and is reclassified into earnings when the forecasted transaction affects earnings. However, if it is probable that a forecasted transaction will not occur by the end of the originally specified time period or within an additional two-month period of time thereafter, the gains and losses that were accumulated in other comprehensive loss will be recognized immediately in earnings. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Company will carry the derivative at its fair value on the balance sheet, recognizing changes in the fair value in current-period earnings, unless it is designated in a new hedging relationship.

During the years ended December 31, 2015 and 2014, no ineffectiveness gains or losses were recorded in earnings relative to interest rate caps entered into by the Company or its subsidiaries that qualified for hedge accounting. Any gain or loss realized upon the early termination of an interest rate cap is recognized as an adjustment of interest expense over the shorter of the remaining term of the cap or the hedged debt. See Note 11, “Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures,” for additional disclosures on the Company’s interest rate caps and other financial instruments.

Income taxes

Income Taxes — The Company’s quarterly income tax provision and its corresponding annual effective tax rate are based on expected income, statutory tax rates and tax planning opportunities available in the various jurisdictions in which the Company operates. For interim financial reporting, the Company estimates the annual effective tax rate based on projected taxable income for the full year and records a quarterly tax provision in accordance with the expected annual effective tax rate. As the year progresses, the Company refines the estimates of the year’s taxable income as new information becomes available, including year-to-date financial results. This continual estimation process often results in a change to our expected annual effective tax rate for the year. When this occurs, the Company adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date income tax provision reflects the expected annual effective tax rate. Significant judgment is required in determining the Company’s annual effective tax rate and in evaluating the Company’s tax positions.

10.

Income taxes —The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

Net deferred tax assets are recorded to the extent the Company believes these assets will more likely than not be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the event OSG were to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes in the period such determination is made.

Uncertain tax positions are recorded in accordance with ASC 740, Income Taxes, on the basis of a two-step process whereby (1) the Company first determines whether it is more likely than not that the tax positions will be sustained based on the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is greater than 50% likely to be realized upon ultimate settlement with the related tax authority.

Use of estimates

Use of estimates —The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts of assets, liabilities, equity, revenues and expenses reported in the financial statements and accompanying notes. The most significant estimates relate to the depreciation of vessels and other property, amortization of drydocking costs, estimates used in assessing the recoverability of goodwill, intangible and other long-lived assets, liabilities incurred relating to pension benefits, and income taxes. Actual results could differ from those estimates.

Issuance of shares or units by subsidiaries		Issuance of shares or units by subsidiaries —The Company accounts for gains or losses from the issuance of shares or units by its subsidiaries as an adjustment to equity.
Recently adopted / issued accounting standards

Recently Adopted Accounting Standards

In April 2015, the FASB issued ASU No. 2015-03, Simplifying the Presentation of Debt Issuance Costs (ASC 835), which amends the requirement to recognize debt issuance costs as deferred charges. The amendment requires that debt issuance costs related to a recognized debt liability be presented on the balance sheet as a direct deduction from the carrying cost of that debt liability, consistent with debt discounts. The amendments are effective for public companies for annual periods and interim periods within those annual periods beginning after December 15, 2015. The Company adopted this accounting standard on January 1, 2016 and has applied the guidance retrospectively. The impact of the retrospective adoption on the Company’s December 31, 2015 balance sheet are reductions of both other assets and long-term debt by $44,543.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (ASC 606) to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. The FASB subsequently delayed the effective date of the revenue standard by one year. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2017. Reporting entities may choose to adopt the standard as of the original effective date. The requirements of this standard include a significant increase in required disclosures. Management is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASC 205), which explicitly requires management to assess an entity’s ability to continue as a going concern and disclose going concern uncertainties in connection with each annual and interim period. The new standard requires management to assess if there is substantial doubt about an entity’s ability to continue to meet its obligations within one year after the reporting date based upon management’s consideration of relevant conditions that are known (and reasonably knowable) at the issuance date. The new standard defines substantial doubt and provides example indicators. Disclosures will be required if conditions give rise to substantial doubt. However, management will need to assess if its plans will alleviate substantial doubt to determine the specific disclosures. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier application is permitted. Management does not expect the adoption of this accounting standard to have any impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures. Management is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting. Management expects that the Company will recognize substantial increases in reported amounts for property, plant and equipment and related lease liabilities upon adoption of the new standard.

In March 2016, FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting (ASC 718), which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, forfeitures, classification of awards as either equity or liabilities, and classification in the statement of cash flows. The standard will be effective for annual periods beginning after December 31, 2016 and interim periods within that reporting period. Management is currently reviewing the impact of the adoption of this accounting standard on the Company’s consolidated financial statements.

13.

Recently adopted accounting standards — In April 2014, the FASB issued ASU No. 2014-08, Presentation of Financial Statements (ASC 205) and Property Plant and Equipment (ASC 360), which amends the criteria for reporting discontinued operations. The amendments require that only disposals that represent a strategic shift that has (or will have) a major effect on the entity’s operations and financial results would qualify as discontinued operations. Therefore disposals of small groups of assets that are recurring in nature are less likely to qualify for discontinued operations presentation as a result of the amendments. In addition, the new guidance expands the disclosure requirements for disposals that meet the definition of a discontinued operation and requires entities to disclose information about disposals of individually significant components that do not meet the definition of discontinued operations. The amendments are effective for public companies for annual periods and interim periods within those annual periods beginning after December 15, 2014. The Company’s adoption of this new accounting guidance on January 1, 2015 had no impact on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes (ASC 740), which provides for the classification of all deferred tax assets and liabilities as non-current amounts. This accounting standard is effective for public companies for annual periods beginning after December 15, 2016, although earlier adoption is permitted.  The Company has adopted this accounting standard for the year ended December 31, 2015 and has applied the guidance retrospectively. For December 31, 2014, the Company previously reported a current deferred tax asset of $5,312 and non-current deferred tax liabilities of $283,277; the retrospective adoption of this accounting standard resulted in non-current deferred tax liabilities of $277,965. For December 31, 2013, the Company previously reported a current deferred tax asset of $5,464 and non-current deferred tax liabilities of $369,954; the retrospective adoption of this accounting standard resulted in non-current deferred tax liabilities of $364,490.

14.

Recently issued accounting standards — In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (ASC 606) to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. The FASB subsequently delayed the effective date of the revenue standard by one year. For public companies, the revenue standard is effective for the first interim period within annual reporting periods beginning after December 15, 2017. Reporting entities may choose to adopt the standard as of the original effective date. The requirements of this standard include a significant increase in required disclosures. Management is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The requirements of this standard include a significant increase in required disclosures.  Management is analyzing the impact of the adoption of this guidance on the Company’s consolidated financial statements, including assessing changes that might be necessary to information technology systems, processes and internal controls to capture new data and address changes in financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASC 205) that explicitly requires management to assess an entity’s ability to continue as a going concern and disclose going concern uncertainties in connection with each annual and interim period. The new standard requires management to assess if there is substantial doubt about an entity’s ability to continue to meet its obligations within one year after the reporting date based upon management’s consideration of relevant conditions that are known (and reasonably knowable) at the issuance date. The new standard defines substantial doubt and provides example indicators. Disclosures will be required if conditions give rise to substantial doubt. However, management will need to assess if its plans will alleviate substantial doubt to determine the specific disclosures. The new standard will be effective for all entities in the first annual period ending after December 15, 2016. Earlier application is permitted. Management does not expect the adoption of this accounting standard to have a significant impact on its consolidated financial statements.